STOCK-BASED COMPENSATION PLANS - Summary of amount of stock-based compensation, net of estimated forfeitures (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based compensation	$ 8,781	$ 7,182	$ 6,743
Direct costs of customer support
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based compensation	1,901	1,448	1,108
Sales and marketing
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based compensation	2,101	1,147	1,110
General and administrative
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based compensation	$ 4,779	$ 4,587	$ 4,525